Income Taxes	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 10—Income Taxes
The components of the provision for income taxes are as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Current expense (benefit):
Federal	$3,325
State	1,424

Total current expense (benefit):	$4,749
Deferred expense (benefit):
Federal	$—
State	—

Total deferred expense (benefit):	$—

Total income tax expense (benefit):	$4,749

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Income at US statutory rate	21.00%
State Taxes, net of federal benefit	0.05%
Financing cost – derivative liabilities	(0.80)%

Change in fair value of derivative liabilities	(20.02)%
Change in valuation allowance	(0.25)%

(0.02)%

The net deferred income tax asset balance related to the following:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Capitalized start-up costs	$63,119

Total deferred tax assets	$63,119

Valuation allowance	$(63,119)

Net deferred tax assets (liability)	$—

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2020.

The Company’s valuation allowance for the period from August 31, 2020 (inception) through December 31, 2020 is as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Valuation allowance at beginning of year	$—
Increases recorded to income tax provision	$63,119

Valuation allowance at end of year	$(63,119)

The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which the Company operates or does business in. ASC
740-10
states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.
We record uncertain tax positions as liabilities in accordance with ASC
740-10
and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2020, we have not recorded any uncertain tax positions in our financial statements.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations as required. As of December 31, 2020, there were no significant accrued interest or penalties.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from inception. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in the United States. The CARES Act provides numerous tax provisions and other stimulus measures, including temporary changes regarding the prior and future utilization of net operating losses, temporary suspension of certain payment requirements for the employer portion of Social Security taxes, technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property, and the creation of certain refundable employee retention credits. The Company evaluated the provisions of the CARES Act and does not anticipate the associated impacts, if any, will have a material effect on the Company’s provision for income taxes for the year ended December 31, 2020.